Share-Based Payment - Summary Of Share Based Payment (Detail)	9 Months Ended
Sep. 30, 2024
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	576,625
Granted during the period	717,980
Transferred during the period	(176,317)
Forfeited during the period	(82,682)
Ending balance	1,035,606
Restricted Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	35,843
Restricted Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	387,534
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	385,416
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	226,813
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	105,023
Granted during the period	92,655
Transferred during the period	(35,007)
Forfeited during the period	(4,830)
Ending balance	157,841
Performance Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	0
Performance Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	63,478
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	63,478
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	30,885
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	681,648
Granted during the period	810,635
Transferred during the period	(211,324)
Forfeited during the period	(87,512)
Ending balance	1,193,447
Restricted Stock Units and Performance Stock Unit [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	35,843
Restricted Stock Units and Performance Stock Unit [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	451,012
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	448,894
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	257,698